STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Stock Based Compensation
STOCK BASED COMPENSATION

Stock Options

As of December 31, 2012, the Company had two active stock-based compensation plans; the 1999 Stock Option Plan (the “1999 Plan”) and the 2001 Equity Incentive Plan (the “2001 Plan”).

1999 Plan

The 1999 Plan was adopted by the Company’s Board of Directors on December 17, 1999. Under the terms of the 1999 Plan, the Company could, originally, issue up to 350,000 non-qualified or incentive stock options to purchase common stock of the Company. The Company subsequently amended and restated the 1999 Plan whereby it increased the share reserve for issuance by approximately 4.0 million shares of the Company’s common stock.  The 1999 Plan prohibits the grant of stock option or stock appreciation right awards with an exercise price less than fair market value of common stock on the date of grant. The 1999 Plan also generally prohibits the “re-pricing” of stock options or stock appreciation rights, although awards may be bought-out for a payment in cash or the Company’s stock. The 1999 Plan permits the grant of stock based awards other than stock options, including the grant of “full value” awards such as restricted stock, stock units and performance shares. The 1999 Plan permits the qualification of awards under the plan (payable in either stock or cash) as “performance-based compensation” within the meaning of Section 162(m) of the Internal Revenue Code. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below.

On July 22, 2011, the Company’s Board of Directors approved an amendment to the 1999 Plan, subject to shareholder approval, pursuant to which an additional 2,159,442 shares would be reserved for issuance under the plan. In October 2011, the Company’s shareholders approved this amendment resulting in 2,159,442 shares being added to the 1999 Plan.

2001 Plan

The 2001 Plan was adopted by the Company’s Board of Directors on September 12, 2001.  Under the terms of the 2001 Plan, the Company could issue stock awards to employees, directors and consultants of the Company, and such stock awards could be given for non-statutory stock options (options not intended to qualify as an “incentive stock option” within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended), stock bonuses, and rights to acquire restricted stock. The 2001 Plan is administered by the Board of Directors or a Committee of the Board. The Company originally reserved 1,000,000 shares of its common stock for issuance under the 2001 Plan. Options granted under the 2001 Plan shall not be less than 85% of the market value of the Company’s common stock on the date of the grant, and, in some cases, may not be less than 110% of such fair market value. The term of options granted under the 2001 Plan as well as their vesting are determined by the Board and to date, options have been granted with a ten year term and vesting over a three year period. While the Board may suspend or terminate the 2001 Plan at any time, if not terminated earlier, it will terminate on the day before its tenth anniversary of the date of adoption.  As of December 31, 2011, the Company does not anticipate issuing any additional stock awards under this plan.  Any shares not issued in connection with the awards outstanding under the 2001 Plan will become available for issuance under the 1999 Plan.  The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below.

A summary of the activity under the Company’s stock option plans is as follows:

	Options		Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
		Price	Term (Years)
Balance at December 31, 2010	1,463,295	$0.71	8.1
Granted	367,000	$1.11	—
Expired/Cancelled	(107,995)	$1.35	—
Exercised	(14,587)	$0.28	—

Balance at December 31, 2011	1,707,713	$0.76	7.6
Granted	1,437,500	$0.89	—
Expired/Cancelled	(89,068)	$0.92	—
Exercised	(24,924)	$0.29	—

Balance at December 31, 2012	3,031,221	$0.82	7.9

At December 31, 2012, a total of 3,031,221 options were outstanding of which 1,412,803 were exercisable at a weighted average price of $0.72 per share with a remaining weighted average contractual term of approximately 6.5 years.  The Company expects that, in addition to the 1,412,803 options that were exercisable as of December 31, 2012, another 1,618,418 will ultimately vest resulting in a combined total of 3,031,221.  Those 3,031,221 shares have a weighted average exercise price of $0.82, an aggregate intrinsic value of approximately $423,000 and a weighted average remaining contractual life of 7.9 years as of December 31, 2012.

During the year ended December 31, 2012, there were 24,924 options exercised which resulting in proceeds of approximately $7,000 to the Company.  During the year ended December 31, 2011, there were 14,587 options exercised which resulting in proceeds of approximately $4,000 to the Company.

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was approximately $14,000 and $0, respectively. The intrinsic value of options exercisable at December 31, 2012 and 2011 was approximately $389,000 and $333,000, respectively.  The aggregate intrinsic value for all options outstanding as of December 31, 2012 and 2011 was approximately $423,000 and $364,000, respectively.

The following table summarizes information about employee stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining Life	Average	Number	Average
	Outstanding	(Years)	Exercise Price	Exercisable	Exercise Price

$0.17–0.27	478,221	6.0	$0.19	478,721	$0.19
$0.54-0.74	809,000	7.7	$0.72	534,758	$0.71
$0.77-1.15	1,642,000	8.8	$0.96	297,324	$1.06
$1.45-2.74	102,000	3.0	$2.28	102,000	$2.28
Total	3,031,221			1,412,803

           At December 31, 2011, the total remaining unrecognized compensation cost related to unvested stock options amounted to approximately $381,000, which will be amortized over the weighted-average remaining requisite service period of 1.8 years.

At December 31, 2011, there were 644,435 shares outstanding and un-exercisable as they had not yet met the vesting criteria.  Those options had a weighted-average grant-date fair value of approximately $0.85.  During the year ended December 31, 2012, 440,566 shares vested with a weighted-average grant-date fair value of approximately $0.81 and approximately 89,068 shares forfeited or expired, of which 45,070 were vested and exercisable, with a weighted-average grant-date fair value of $0.69 resulting in 1,412,803 shares exercisable, with a weighted-average grant-date fair value of approximately $0.61 as of December 31, 2012.

The weighted-average grant-date fair value per share of options granted to employees during the years ended December 31, 2012 and 2011 was $0.71 and $1.00, respectively. At December 31, 2012, the total remaining unrecognized compensation cost related to unvested stock options amounted to approximately $803,000, which will be amortized over the weighted-average remaining requisite service period of 1.9 years.

Restricted Stock Awards

           In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date. Stock-based compensation expense related to these restricted stock grants was approximately $37,000 and $39,000 for the year ended December 31, 2012 and 2011, respectively.

Stock Appreciation Rights

During March 2011, the Company granted 880,000 performance units to certain key employees that grant the holder the right to receive compensation based on the appreciation in the Company’s common stock in the event of transfer of control of the Company ("Performance Units"). As the vesting of the Performance Units is contingent upon the sale of the Company, the expense associated with the granting of the Performance Units was not material. The Performance Units issued to such key employees were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock on January 30, 2012.

Common Stock Reserved for Future Issuance

The following table summarizes the common stock reserved for future issuance as of December 31, 2012:

Common Stock

Convertible preferred stock – Series B	45,384
Convertible notes payable	171,183
Stock options outstanding	3,031,221
Warrants outstanding	18,788,485
Restricted stock grants	240,000
Authorized for future grant under stock option plans	955,934
23,232,207